Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Happiness Development Group Limited shareholders’ equity	Non- controlling interests	Total
Balance at Mar. 31, 2019	$ 11,500		$ 5,702,663	$ 2,064,096	$ 53,935,169	$ (797,781)	$ 60,915,647		$ 60,915,647
Balance (in Shares) at Mar. 31, 2019	23,000,000
Ordinary shares issued for cash	$ 1,000		9,341,339				9,342,339		9,342,339
Ordinary shares issued for cash (in Shares)	2,000,000
Net income (loss)					12,688,035		12,688,035		12,688,035
Foreign currency translation adjustments						(3,356,032)	(3,356,032)		(3,356,032)
Balance at Mar. 31, 2020	$ 12,500		15,044,002	2,064,096	66,623,204	(4,153,813)	79,589,989		79,589,989
Balance (in Shares) at Mar. 31, 2020	25,000,000
Ordinary shares issued for cash	$ 2,550		10,723,150				10,725,700		10,725,700
Ordinary shares issued for cash (in Shares)	5,100,000
Ordinary shares issued for services	$ 191		778,232				778,423		778,423
Ordinary shares issued for services (in Shares)	381,580
Statutory reserves				5,558,669	(5,558,669)
Contribution from non-controlling shareholders								112,418	112,418
Net income (loss)					786,356		786,356	(94,400)	691,956
Dividend					(375,000)		(375,000)		(375,000)
Foreign currency translation adjustments						3,240,192	3,240,192	2,873,378	6,113,570
Balance at Mar. 31, 2021	$ 15,241		26,545,384	7,622,765	61,475,891	(913,621)	94,745,660	2,891,396	97,637,056
Balance (in Shares) at Mar. 31, 2021	30,481,580
Ordinary shares issued for cash	$ 16,470		18,861,130				18,877,600		18,877,600
Ordinary shares issued for cash (in Shares)	32,940,000
Ordinary shares issued for services	$ 739		1,085,492				1,086,231		1,086,231
Ordinary shares issued for services (in Shares)	1,478,103
Business acquisition (Note 14)	$ 7,100		7,379,220				7,386,320	3,924,220	11,310,540
Business acquisition (Note 14) (in Shares)	14,200,000
Convention of Class A Ordinary shares into Class B Ordinary shares	$ (6,048)	$ 6,048
Convention of Class A Ordinary shares into Class B Ordinary shares (in Shares)	(12,095,100)	12,095,100
Net income (loss)					(49,190,610)		(49,190,610)	(4,829,471)	(54,020,081)
Foreign currency translation adjustments						5,220,157	5,220,157	(2,696,899)	2,523,258
Balance at Mar. 31, 2022	$ 33,502	$ 6,048	$ 53,871,226	$ 7,622,765	$ 12,285,281	$ 4,306,536	$ 78,125,358	$ (710,754)	$ 77,414,604
Balance (in Shares) at Mar. 31, 2022	67,004,583	12,095,100